Share Capital and Reserves - Stock options - Schedule of stock options (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 shares	Dec. 31, 2025 $ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 shares
Share Capital and Reserves
Outstanding - beginning	2,324,786			1,906,000
Granted	1,253,817			418,786
Exercised	(36,000)		0
Forfeited	(244,571)
Outstanding - end	3,298,032			2,324,786
Weighted average common share price at the time the stock options were exercised | $ / shares		$ 11.98